Convertible Preferred Shares - Summary of Preferred Shares Activities (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Temporary equity shares outstanding, value		¥ 5,943,978,230
Conversion to Class A ordinary shares, value	¥ 5,943,978,230
Series A-1 and A-2 Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding		7,396,437
Temporary equity shares outstanding, value		¥ 197,627,279
Conversion to Class A ordinary shares	(7,396,437)
Conversion to Class A ordinary shares, value	¥ (197,627,279)
Series B-1, B-2 and B-3 Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding		75,585,589
Temporary equity shares outstanding, value		¥ 2,019,590,551
Conversion to Class A ordinary shares	(75,585,589)
Conversion to Class A ordinary shares, value	¥ (2,019,590,551)
Series C-1, C-2, C-3, C-4 and C-5 Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding		139,478,460
Temporary equity shares outstanding, value		¥ 3,726,760,400
Conversion to Class A ordinary shares	(139,478,460)
Conversion to Class A ordinary shares, value	¥ (3,726,760,400)